employee future benefits - Future benefit payments (Details) - Pension plans CAD in Millions	Dec. 31, 2017 CAD
First year
employee future benefits
Estimated future benefit payments	CAD 446
2 years hence
employee future benefits
Estimated future benefit payments	454
3 years hence
employee future benefits
Estimated future benefit payments	458
4 years hence
employee future benefits
Estimated future benefit payments	465
5 years hence
employee future benefits
Estimated future benefit payments	471
2023-2027
employee future benefits
Estimated future benefit payments	CAD 2,440